COVER PAGE	May 01, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 01, 2025
Entity Registrant Name	MICROCHIP TECHNOLOGY INCORPORATED
Entity Central Index Key	0000827054
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-21184
Entity Tax Identification Number	86-0629024
Entity Address, Address Line One	2355 West Chandler Boulevard
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85224-6199
City Area Code	480
Local Phone Number	792-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
ADR
Cover [Abstract]
Trading Symbol	MCHPP
Security Exchange Name	NASDAQ
Document Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Depositary Shares, each representing a 1/20th interest in a share of 7.50% Series A Mandatory Convertible Preferred Stock $0.001 par value
Trading Symbol	MCHPP
Common Stock
Cover [Abstract]
Trading Symbol	MCHP
Security Exchange Name	NASDAQ
Document Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock $0.001 par value per share
Trading Symbol	MCHP